12. Income Taxes - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Income tax benefit at tax rate	29.825%
Tax loss carryforward for corporate income tax purposes	€ 233,700	€ 199,200
Maximum tax loss due to ownership changes	59,000
Tax loss carryforward for trade tax purposes	234,600	198,400
Borrowings
Income taxes
Deferred tax assets	61	70
Leasehold improvements and equipment and right-of-use assets
Income taxes
Deferred tax liabilities	280	226
Other assets
Income taxes
Deferred tax liabilities	316	0
Long term financial assets
Income taxes
Deferred tax liabilities	1,146	1,218
Contract liabilities
Income taxes
Deferred tax liabilities	0	308
Deferred tax assets	556	0
Trade and other receivables
Income taxes
Deferred tax assets	463	243
Lease liabilities
Income taxes
Deferred tax assets	194	121
Trade and other payables
Income taxes
Deferred tax liabilities	60	0
Deferred tax assets	7	23
Intangible assets
Income taxes
Deferred tax assets	303	283
AbCheck
Income taxes
Tax loss carryforward for corporate income tax purposes	€ 803	€ 296